General principles and statement of compliance - Consolidated financial statements (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of subsidiaries [line items]
Net income (loss)	€ (49,635)	$ (49,635)	€ (33,619)	€ (30,218)
Total assets	121,985		138,920	56,960	$ 121,985
Shareholders' equity	€ 88,866		€ 111,211	€ 41,392	88,866	€ 61,596
Inventive Inc [Member]
Disclosure of subsidiaries [line items]
Net income (loss)		382
Total assets					4,232
Shareholders' equity					404
Consolidation Adjustments [Member]
Disclosure of subsidiaries [line items]
Net income (loss)		96
Total assets					(4,015)
Shareholders' equity					(90)
Inventive S.A [Member]
Disclosure of subsidiaries [line items]
Net income (loss)		$ (50,113)
Total assets					121,768
Shareholders' equity					$ 88,552